Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (17,178)	$ (11,557)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	429	317
Amortization of intangible assets	1,025	1,489
Amortization of right of use asset	110	169
Stock based compensation	329	1,533
Earnout expense valuation benefit		(2,827)
Amortization of debt discount	834
Unrealized loss on foreign currency transactions	(205)	(167)
Distribution of equity method investment shares to employees as compensation	666
Deferred income tax	2,478
Unrealized loss on equity securities	(34)	1,503
Other		146
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(1,994)	(239)
Inventory	283	181
Prepaid expenses and other current assets	274	(3,607)
Other assets	(4)	41
Accounts payable	(534)	(1,345)
Accrued liabilities	3,545	(109)
Income tax liabilities	(2)	(40)
Deferred revenue	584	(666)
Operating lease obligation	(109)	(141)
Net Cash Used in Operating Activities	(9,503)	(15,319)
Cash Flows Used in Investing Activities
Purchase of property and equipment	(6)	(81)
Investment in capitalized software	(220)	(107)
Sales of treasury bills		28,001
Proceeds from repayment of note receivable	150
Issuance of note receivable	(300)
Net Cash (Used in) Provided By Investing Activities	(376)	27,813
Cash From Financing Activities
Net proceeds from issuance of preferred stock and warrants		46,906
Net proceeds from promissory note	125	364
Taxes paid related to net share settlement of restricted stock units		(336)
Net proceeds for registered direct offering	14,966
Common shares issued for net proceeds from warrants	1
Distribution to shareholders related to spin-off of CXApp	(10,003)
Repayment of CXApp acquisition liability	(197)	(1,787)
Net Cash Provided By (Used In) Financing Activities	4,892	(4,103)
Effect of Foreign Exchange Rate on Changes on Cash	6	(19)
Net (Decrease)/Increase in Cash and Cash Equivalents	(4,981)	8,372
Cash and Cash Equivalents – Beginning of period	20,235	52,480	$ 52,480
Cash and Cash Equivalents – End of period	15,254	60,852	20,235	$ 52,480
Cash paid for:
Interest		1
Income Taxes		100
Non-cash investing and financing activities
Common shares issued for extinguishment of debt	1,426	1,500
Common shares issued for CXApp Earnout Payment		3,697
Common shares issued in exchange for warrants		14
Noncash net assets distribution to shareholders related to spin-off of CXApp	14,227
Previously Reported
Net loss			(66,304)	(70,130)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			1,374	1,344
Amortization of intangible assets			6,082	5,107
Amortization of right of use asset			706	677
Stock based compensation			3,656	10,879
Earnout expense valuation benefit			(2,827)	6,524
Loss on exchange of debt for equity				30
Amortization of debt discount			489	224
Accrued interest income, related party			(278)	(1,627)
Provision for doubtful accounts			(32)	121
Unrealized gain/loss on note			1,707	(92)
Provision for inventory obsolescense			10	300
Recovery for valuation allowance for held for sale loan				(7,345)
Gain on settlement of related party promissory note				(49,817)
Deferred income tax			(1)	(2,593)
Unrealized loss on equity securities			7,904	57,067
Impairment of goodwill and intangibles			12,199	14,789
Loss on disposal of property and equipment			1	24
Realized loss on sale of equity securities			151
Unrealized loss on equity method investment			1,784
Gain on conversion of note receivable			(791)
Other			211	235
Changes in operating assets and liabilities:
Accounts receivable and other receivables			(115)	(313)
Inventory			(565)	(112)
Prepaid expenses and other current assets			1,375	(4,006)
Other assets			33	199
Accounts payable			182	391
Accrued liabilities			858	490
Income tax liabilities			119	16
Deferred revenue			(1,214)	817
Operating lease obligation			(677)	(658)
Other liabilities				328
Net Cash Used in Operating Activities			(33,963)	(37,131)
Cash Flows Used in Investing Activities
Purchase of property and equipment			(245)	(346)
Investment in capitalized software			(948)	(1,019)
Purchases of short term investments				(2,000)
Sale of short term investments				2,000
Purchases of treasury bills				(63,362)
Sales of treasury bills			43,001	28,000
Sales of equity securities			229
Purchases of convertible note			(5,500)
Issuance of note receivable			(150)
Investment in Systat licensing agreement				(900)
Purchase of intangible assets				(4)
Acquisition of Intranav				(1,023)
Acquisition of Game Your Game				184
Acquisition of CXApp				(14,977)
Acquisition of Visualix				(61)
Net Cash (Used in) Provided By Investing Activities			36,387	(53,508)
Cash From Financing Activities
Net proceeds from issuance of preferred stock and warrants			46,906	50,585
Net proceeds from issuance of common stock and warrants				77,852
Net proceeds from promissory note			12,339
Taxes paid related to net share settlement of restricted stock units			(336)	(1,855)
Loans to related party				(117)
Net proceeds for registered direct offering			14,088
Common shares issued for net proceeds from warrants			1
Repayment of CXApp acquisition liability			(5,136)	(461)
Repayment of acquisition liability to Nanotron shareholders				(467)
Repayment of acquisition liability to Locality shareholders				(500)
Net Cash Provided By (Used In) Financing Activities			(34,586)	125,037
Effect of Foreign Exchange Rate on Changes on Cash			(83)	86
Net (Decrease)/Increase in Cash and Cash Equivalents			(32,245)	34,484
Cash and Cash Equivalents – Beginning of period	20,235	52,480	52,480	17,996
Cash and Cash Equivalents – End of period			20,235	52,480
Balances included in the Consolidated Balance Sheets:
Cash and cash equivalents			10,235	42,480
Cash included in current assets of discontinued operations			10,000	10,000
Cash and Cash Equivalents – End of Year			20,235	52,480
Cash paid for:
Interest			2	3
Income Taxes			125	2,389
Non-cash investing and financing activities
Common shares issued for extinguishment of debt			3,650	2,500
Right-of-use asset obtained in exchange for lease liability			284	401
Settlement of Sysorex Note				7,462
Investment in equity securities through conversion of note receivable			6,776	58,905
Common shares issued for CXApp acquisition			3,697	10,000
Common shares issued for Game Your Game acquisition				1,403
Common shares issued for Visualix asset acquisition				429
Preferred shares converted into common shares				9,500
Common shares issued in exchange for warrants			14
Series 7 Preferred Stock
Cash From Financing Activities
Cash paid for redemption of preferred stock series		$ (49,250)
Series 7 Preferred Stock | Previously Reported
Cash From Financing Activities
Cash paid for redemption of preferred stock series			(49,250)
Series 8 Preferred Stock | Previously Reported
Cash From Financing Activities
Cash paid for redemption of preferred stock series			$ (53,198)